Stock Based Compensation Plans: (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Options outstanding - beginning of period	5,185,188	3,178,102
Options outstanding - beginning of period weighted average shares	$ 1.42	$ 2.39	$ 0.29
Options exercised shares	(52,500)	(138,501)
Options exercised weighted average exercise price	$ 1.56	$ 0.93
Options expired shares		(670,913)
Options expired weighted average exercise price		$ 4.44
Options forfeited shares		(126,000)
Options forfeited weighted average exercise price		$ 1.82
Options granted shares	1,620,500	3,793,000
Options granted weighted average exercise price	$ 2.89	$ 1.85
Options outstanding - end of period shares	6,753,188	6,035,688
Options outstanding - end of period weighted average exercise price	$ 1.77	$ 1.87
Options exercisable - end of period shares	3,900,238	3,079,438
Options exercisable - end of period weighted average exercise price	$ 1.56	$ 1.88